Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Concession right on forest land (i)	$7,671,969	$-
Software		395
Total	7,671,969	-
Less: Accumulated amortization	(17,202)	(263)
Intangible assets, net	$7,654,767	$132

(i)	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.

Amortization expense was $17,190, $263 and nil for the years ended December 31, 2024, 2023 and 2022, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2025	$206,421
2026	206,421
2027	206,421
2028	206,421
2029	206,421
Thereafter	6,622,662
Total	$7,654,767